Long Term Debt - Agreements (Details)			3 Months Ended
	Mar. 31, 2017 USD ($)	Dec. 28, 2016 USD ($) item $ / shares shares	Mar. 31, 2017 USD ($)
Loan agreement
Payment for amendment of long-term debt			$ 150,000
Credit Facility
Loan agreement
Maximum credit facility		$ 40,000,000
Line of credit proceeds		$ 20,000,000
Number of additional tranches | item		2
Credit facility term		48 months	48 months
Interest-only payment period		18 months
Amortization period		30 months
Final payment fee (as a percent)		8.00%
Fixed interest rate (as a percent)		8.22%
Variable interest rate (as a percent)		0.53%
Debt discounts		$ 1,300,000
Debt issuance costs		300,000
Payment for amendment of long-term debt	$ 150,000
Additional debt discount	150,000		$ 150,000
Credit Facility | Minimum
Loan agreement
Amount of cash collateral	100,000		100,000
Credit Facility | Maximum
Loan agreement
Amount of cash collateral	$ 250,000		$ 250,000
Credit Facility-Tranche One
Loan agreement
Additional contingent borrowing capacity		10,000,000
Credit Facility-Tranche Two
Loan agreement
Additional contingent borrowing capacity		$ 10,000,000
Amortization period		24 months
Interest payment only extension period		6 months
Warrants in connection with loan agreement | Credit Facility
Loan agreement
Securities that warrants may purchase (in shares) | shares		428,571
Warrant exercise price (in dollars per share) | $ / shares		$ 2.45
Warrant expiration period		10 years